Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 6,802,882	$ 6,641,091	$ 5,830,192
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	2,745,628	2,494,023	2,122,505
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	2,064,580	1,870,248	1,607,033
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	886,345	1,390,463	1,041,070
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	427,301	505,451	724,253
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	209,586	238,339	190,564
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 469,442	$ 142,567	$ 144,767